SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 2,415	$ 650
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Employees, salaries and related liabilities		392	$ 500
Related party		56	24
Liabilities for grants received (Note 19)		50	30
Accrued expenses			49
Derivative financial liability (Note 13)			32
Other		152	38
Total		$ 650	$ 673